Gain on Settlement of Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Gain on Settlement of Obligations
Gain on Settlement of Obligations

14.                   Gain on Settlement of Obligations

Purchase Commitments

On January 14, 2011, Biospherics Incorporated, filed a Complaint For Injunction Relief And Damages in The United States District Court For The District Of Maryland against Inalco S.p.A. (the “Complaint”).  The Complaint alleged that one of the Company’s D-Tagatose suppliers, Inalco, had breached the 2009 Manufacturing Support and Supply Agreement as Inalco (i) refused to supply D-tagatose previously paid for by Biospherics, (ii) refused to provide a promised bank guarantee, and (iii) shut-down its D-tagatose production facilities.  On March 16, 2011, both parties signed a settlement agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose, which has been received by Spherix, and both parties have released each other from any other obligations under the previous agreement.  As a result, the Company recognized a gain on settlement of obligations of $600,000 in March 2011 on the release from its purchase obligation.

Related Party Transactions

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  The Company’s estimated liability to the Levins prior to the above agreement was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized the $245,000 difference as a gain on settlement of obligations in January 2011.

8.                        Gain on Settlement of Obligations

On January 14, 2011, Biospherics Incorporated, a wholly-owned subsidiary of the Company, filed a Complaint For Injunction Relief And Damages in The United States District Court For The District Of Maryland against Inalco S.p.A. (the “Complaint”).  The Complaint alleged that Inalco had breached the 2009 Manufacturing Support and Supply Agreement as Inalco (i) refused to supply D-tagatose previously paid for by Biospherics, (ii) refused to provide a promised bank guarantee, and (iii) shut-down its D-tagatose production facilities.  On March 16, 2011, both parties signed a settlement agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose, which has been received by Spherix, and both parties have agreed to release each other from any other obligations under the previous agreement.  As a result, the Company recognized a gain of $600,000 in March 2011 on the release from its purchase obligation.

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  Per the terms of the agreement, Gilbert V. Levin resigned as a member of the Board of Directors of the Company on January 13, 2011.  The Company’s estimated liability to the Levins at December 31, 2010, and prior to the above agreement was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized the $245,000 difference as a gain on settlement of obligations in January 2011.